Other Equity Instruments - Summary of Other Equity Instruments (Detail) Unit_pure in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,571	3,320	3,794
Shares granted		22	21	16
Shares vested		(25)	(26)	(19)
Securities issued			500
Securities redeemed			(1,244)	(471)
Ending balance		2,569	2,571	3,320
Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,571	3,320
Shares granted		22	21
Shares vested		(25)	(26)
Securities issued			500
Securities redeemed			(1,244)
Ending balance		2,569	2,571	3,320
Perpetual contingent convertible securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500
Securities issued			500
Ending balance		500	500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500
Securities issued			500
Ending balance		500	500
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,564	2,808	3,008
Securities redeemed			(1,244)	(200)
Ending balance		1,564	1,564	2,808
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,564	2,808
Securities redeemed			(1,244)
Ending balance		1,564	1,564	2,808
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454	454
Ending balance		454	454	454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454
Ending balance		454	454	454
Non-cumulative subordinated notes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance				271
Securities redeemed				(271)
Long term incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		53	58	61
Shares granted		22	21	16
Shares vested		(25)	(26)	(19)
Ending balance		50	53	58
Long term incentive plans [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	[1]	53	58
Shares granted	[1]	22	21
Shares vested	[1]	(25)	(26)
Ending balance	[1]	50	53	58

[1]	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.